                                    FORM 13F

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS DENIED IN PART ON SEPTEMBER 30, 1999 AND, AS TO THOSE PARTS NOT DENIED, WHICH EXPIRES ON FEBRUARY 15, 2000 AND MAY 12, 2000.

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 1999

                Check here if Amendment [x]; Amendment Number: 1

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [x] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee Moore
                                 Managing Member
                                 (415) 421-2132


                                /s/ Meridee Moore
                            San Francisco, California
                                 October 7, 1999

                                  Report Type:
                               13F HOLDINGS REPORT


                                Page 1 of 3 Pages


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                              Form 13F Summary Page

                                 Report Summary:


                       Number of Other Included Managers:

                                        1

                    Form 13F Information Table Entry Total:

                                       35

                    Form 13F Information Table Value Total:
                             $1,084,774 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 1
Form 13F File Number: 28-6372
Name: Farallon Partners, L.L.C.


                               Page 2 of 3 Pages



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                                                               FORM 13 F INFORMATION TABLE


   Column 1             Column 2   Column 3    Column 4             Column 5              Column 6   Column 7       Column 8
 Name of Issuer         Title of    CUSIP       Value     Shrs or Prn  SH/PRN  Put/Call  Investment   Other       Voting Authority
                         Class                 (x1000)       Amt                         Discretion  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------


Agouron Pharmaceuticals   COM     008488108      7,070       125,000     SH               Defined       1      125,000
Inc
AirTouch Communications   COM     00949T100    195,965     2,028,100     SH               Defined       1    2,028,100
Inc
American Stores Co New    COM     030096101    113,566     3,441,400     SH               Defined       1    3,441,400
Ascend Communications     COM     043491109    170,354     2,035,600     SH               Defined       1    2,035,600
Inc
Atlantic Richfield Co     COM     048825103      6,205        85,000     SH               Defined       1       85,000
Bankers Tr Corp           COM     066365107     51,075       578,756     SH               Defined       1      578,756
Browning Ferris Inds      COM     115885105      9,544       247,500     SH               Defined       1      247,500
CIT Group Inc             CL A    125577106      8,625       282,200     SH               Defined       1      282,200
Coleman Inc New           COM     193559101      1,223       148,200     SH               Defined       1      148,200
Coltec Inds Inc           COM     196879100     26,870     1,477,400     SH               Defined       1    1,477,400
Comsat Corp               COM     20564D107     17,238       595,700     SH               Defined       1      595,700
                         SER 1
CORT Business Svcs Corp   COM     220493100      1,503        65,000     SH               Defined       1       65,000
Eastern Utils Assoc       COM     277173100        283        10,000     SH               Defined       1       10,000
Excite Inc                COM     300904109     65,208       466,189     SH               Defined       1      466,189
Executive Risk Inc        COM     301586103      3,770        53,100     SH               Defined       1       53,100
Geocities                 COM     37247V106     67,759       618,800     SH               Defined       1      618,800
Getchell Gold Corp        COM     374265106     39,891     1,523,300     SH               Defined       1    1,523,300
IXC Communications Inc    COM     450713102      5,482       119,500     SH               Defined       1      119,500
KN Energy Inc             COM     482620101      2,534       127,100     SH               Defined       1      127,100
Knoll Inc                 COM     498904101        985        40,000     SH               Defined       1       40,000
Learning Co Inc           COM     522008101     41,308     1,424,400     SH               Defined       1    1,424,400
McDermott J Ray S A       COM     P64658100      8,036       269,000     SH               Defined       1      269,000
Meyer Fred Inc Del New    COM     592907109     26,741       454,200     SH               Defined       1      454,200
Morton Intl Inc Ind New   COM     619335102     45,713     1,243,900     SH               Defined       1    1,243,900
New England Elec Sys      COM     644001109     10,806       222,800     SH               Defined       1      222,800
Nexstar Pharmaceuticals   COM     65333B106      8,964       527,300     SH               Defined       1      527,300
Inc
North Carolina Nat Gas    COM     658221106      2,801        92,200     SH               Defined       1       92,200
Corp
Pacificorp                COM     695114108     37,621     2,180,900     SH               Defined       1    2,180,900
Paymentech Inc            COM     704384106      6,615       280,000     SH               Defined       1      280,000
Platinum Technology       COM     72764T101      8,881       350,000     SH               Defined       1      350,000
Intl Inc
Pool Energy Svcs Co       COM     732788104      9,269       617,900     SH               Defined       1      617,900
St John Knits Inc         COM     790289102      3,492       132,400     SH               Defined       1      132,400
Sundstrand Corp           COM     867323107      3,128        45,000     SH               Defined       1       45,000
Transamerica Corp         COM     893485102     75,665     1,065,700     SH               Defined       1    1,065,700
UGI Corp New              COM     902681105        584        35,000     SH               Defined       1       35,000



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